Related party transactions (Tables)	12 Months Ended
May 31, 2019
Related party transactions
Schedule of key management personnel compensation

	For the year ended
	May 31,
	2019	2018
Salaries	$5,024	$1,699
Short-term employment benefits (included in office and general)	116	70
Share-based compensation	11,854	3,235
	$16,994	$5,004